Label	Element	Value
(John Hancock Core High Yield Fund - Classes A, C, I, R2, R4 and R6) | (Core High Yield Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 19 to 21 of the prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range. The fund's investment policies are based on credit ratings at the time of purchase. The fund will invest in high-yield securities that offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk.

The manager uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The manager may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. There is no limit on the fund's average maturity. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans (including loan participations). Some bank loans may be illiquid. No more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's, S&P, and its unrated equivalents. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, credit default swaps, and interest-rate swaps. Futures contracts and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6).

A note on performance

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Class A shares commenced operations on April 30, 2009. Class C shares commenced operations on March 27, 2013; and Class R2, Class R4, and Class R6 shares commenced operations on March 27, 2015. Returns prior to a share class's commencement date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of the applicable share class. Returns for Class C, Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was 1.76%. Best quarter: Q3 '10, 7.86% Worst quarter: Q3 '15, –6.73%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes would vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6).
(John Hancock Core High Yield Fund - Classes A, C, I, R2, R4 and R6) | (Core High Yield Fund) | Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	10.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A, C, I, R2, R4 and R6) | (Core High Yield Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.63%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.22%	[2]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 508
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	982
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,687
Annual Return 2010	rr_AnnualReturn2010	20.82%
Annual Return 2011	rr_AnnualReturn2011	6.74%
Annual Return 2012	rr_AnnualReturn2012	15.49%
Annual Return 2013	rr_AnnualReturn2013	8.48%
Annual Return 2014	rr_AnnualReturn2014	0.76%
Annual Return 2015	rr_AnnualReturn2015	(7.19%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was 1.76%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.86%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '15, –6.73%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.73%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	(10.91%)
5 Years	rr_AverageAnnualReturnYear05	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	9.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A, C, I, R2, R4 and R6) | (Core High Yield Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.53%)
5 Years	rr_AverageAnnualReturnYear05	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A, C, I, R2, R4 and R6) | (Core High Yield Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.07%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A, C, I, R2, R4 and R6) | (Core High Yield Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.63%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
1 Year	rr_AverageAnnualReturnYear01	(8.67%)
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A, C, I, R2, R4 and R6) | (Core High Yield Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.63%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
1 Year	rr_AverageAnnualReturnYear01	(6.95%)
5 Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A, C, I, R2, R4 and R6) | (Core High Yield Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.63%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[2]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
1 Year	rr_AverageAnnualReturnYear01	(7.38%)
5 Years	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A, C, I, R2, R4 and R6) | (Core High Yield Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.63%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[3]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[2]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,320
1 Year	rr_AverageAnnualReturnYear01	(7.20%)
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Core High Yield Fund - Classes A, C, I, R2, R4 and R6) | (Core High Yield Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.63%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[2]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 917
1 Year	rr_AverageAnnualReturnYear01	(6.85%)
5 Years	rr_AverageAnnualReturnYear05	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 24 to 26 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies , earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. The Russell 1000 Value Index shows how the fund's performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class I2, and Class R suite).

A note on performance

Class A, Class B, Class C, Class I, and Class I2 shares commenced operations on December 22, 2008; Class R3, Class R4, and Class R5 shares of the fund commenced operations on May 22, 2009; Class R1, Class R6, and Class R2 shares of the fund commenced operations on July 13, 2009, September 1, 2011, and March 1, 2012, respectively. Investor shares of Robeco Boston Partners Large Cap Value Fund (the predecessor fund) commenced operations on January 16, 1997 and Institutional shares of the predecessor fund commenced operations on January 2, 1997. Returns prior to the commencement date of Class A, Class B, and Class C shares are those of the predecessor fund's Investor shares that have been recalculated to apply the gross fees and expenses of Class A, Class B, and Class C shares, as applicable. Returns prior to the commencement date of Class I and Class I2 shares are those of the predecessor fund's Institutional shares that have been recalculated to apply the gross fees and expenses of Class I and Class I2 shares, as applicable. Returns prior to the commencement date of Class R1, Class R2, Class R3, Class R4, and Class R5 shares are those of the predecessor fund's Investor shares (through December 22, 2008) and the fund's Class A shares (after December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable. Returns prior to the commencement date of Class R6 shares are those of the predecessor fund's Institutional shares (through December 22, 2008) and the fund's Class I shares (after December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares would have been substantially similar to returns of Class A or Class I shares, as applicable, because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –0.45%. Best quarter: Q2 '09, 18.05% Worst quarter: Q4 '08, –20.61%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes would vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class I2, and Class R suite).
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
5 Years	rr_AverageAnnualReturnYear05	11.27%
10 Years	rr_AverageAnnualReturnYear10	6.16%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 605
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	826
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,751
Annual Return 2006	rr_AnnualReturn2006	19.02%
Annual Return 2007	rr_AnnualReturn2007	3.89%
Annual Return 2008	rr_AnnualReturn2008	(33.46%)
Annual Return 2009	rr_AnnualReturn2009	26.05%
Annual Return 2010	rr_AnnualReturn2010	12.78%
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	19.53%
Annual Return 2013	rr_AnnualReturn2013	35.51%
Annual Return 2014	rr_AnnualReturn2014	10.60%
Annual Return 2015	rr_AnnualReturn2015	(5.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –0.45%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.45%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.05%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –20.61%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(9.94%)
5 Years	rr_AverageAnnualReturnYear05	10.04%
10 Years	rr_AverageAnnualReturnYear10	6.56%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(10.84%)
5 Years	rr_AverageAnnualReturnYear05	9.05%
10 Years	rr_AverageAnnualReturnYear10	5.61%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.87%)
5 Years	rr_AverageAnnualReturnYear05	7.96%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.17%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,951
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,951
1 Year	rr_AverageAnnualReturnYear01	(10.49%)
5 Years	rr_AverageAnnualReturnYear05	10.01%
10 Years	rr_AverageAnnualReturnYear10	6.13%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,148
1 Year	rr_AverageAnnualReturnYear01	(6.80%)
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	6.17%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	11.52%
10 Years	rr_AverageAnnualReturnYear10	7.45%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class I2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	11.52%
10 Years	rr_AverageAnnualReturnYear10	7.37%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class R1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,757
1 Year	rr_AverageAnnualReturnYear01	(5.61%)
5 Years	rr_AverageAnnualReturnYear05	10.72%
10 Years	rr_AverageAnnualReturnYear10	6.68%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,477
1 Year	rr_AverageAnnualReturnYear01	(5.38%)
5 Years	rr_AverageAnnualReturnYear05	10.98%
10 Years	rr_AverageAnnualReturnYear10	6.87%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class R3
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,646
1 Year	rr_AverageAnnualReturnYear01	(5.47%)
5 Years	rr_AverageAnnualReturnYear05	10.83%
10 Years	rr_AverageAnnualReturnYear10	6.79%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,297
1 Year	rr_AverageAnnualReturnYear01	(5.08%)
5 Years	rr_AverageAnnualReturnYear05	11.28%
10 Years	rr_AverageAnnualReturnYear10	7.17%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class R5
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
1 Year	rr_AverageAnnualReturnYear01	(4.94%)
5 Years	rr_AverageAnnualReturnYear05	11.57%
10 Years	rr_AverageAnnualReturnYear10	7.47%
(John Hancock Disciplined Value Fund - Classes A, B, C, I, I2, R1, R2, R3, R4, R5 and R6) | (Disciplined Value Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 893
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	11.62%
10 Years	rr_AverageAnnualReturnYear10	7.51%
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 17 to 18 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the manager as having value characteristics. A medium market capitalization issuer is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index was approximately $171 million to $28 billion as of March 31, 2016, and may change over time.

The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of factors such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. In general, the fund's investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class ADV, Class I, Class R2, Class R4, and Class R6 shares).

A note on performance

Class A, Class C, Class R2, Class R4, and Class R6 shares of the fund commenced operations on July 10, 2010, August 15, 2011, March 1, 2012, July 2, 2013, and September 1, 2011, respectively; Class I and Class ADV shares commenced operations on July 12, 2010. Investor shares and Institutional shares of Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) commenced operations on June 2, 1997. Returns prior to the commencement date of Class A and Class ADV shares are those of the predecessor fund's Investor shares that have been recalculated to apply the gross fees and expenses of Class A and Class ADV shares. Returns prior to the commencement date of Class I shares are those of the predecessor fund's Institutional shares that have been recalculated to apply the gross fees and expenses of Class I shares. Returns prior to the commencement date of Class C, Class R2, Class R4, and Class R6 shares are those of the predecessor fund's Investor shares (through July 10, 2010) and the fund's Class A shares (after July 10, 2010) that in each case have been recalculated to apply the gross fees and expenses of the fund's Class C, Class R2, Class R4, and Class R6 shares. Returns for Class C, Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –0.11%. Best quarter: Q2 '09, 19.58% Worst quarter: Q4 '08, –21.93%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes would vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class ADV, Class I, Class R2, Class R4, and Class R6 shares).
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
5 Years	rr_AverageAnnualReturnYear05	11.25%
10 Years	rr_AverageAnnualReturnYear10	7.61%
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 609
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,091
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,806
Annual Return 2006	rr_AnnualReturn2006	16.56%
Annual Return 2007	rr_AnnualReturn2007	4.91%
Annual Return 2008	rr_AnnualReturn2008	(32.63%)
Annual Return 2009	rr_AnnualReturn2009	40.53%
Annual Return 2010	rr_AnnualReturn2010	22.84%
Annual Return 2011	rr_AnnualReturn2011	0.32%
Annual Return 2012	rr_AnnualReturn2012	18.08%
Annual Return 2013	rr_AnnualReturn2013	39.14%
Annual Return 2014	rr_AnnualReturn2014	12.95%
Annual Return 2015	rr_AnnualReturn2015	1.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –0.11%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.11%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.58%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –21.93%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(3.30%)
5 Years	rr_AverageAnnualReturnYear05	12.48%
10 Years	rr_AverageAnnualReturnYear10	9.86%
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.67%)
5 Years	rr_AverageAnnualReturnYear05	11.84%
10 Years	rr_AverageAnnualReturnYear10	8.55%
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
5 Years	rr_AverageAnnualReturnYear05	9.93%
10 Years	rr_AverageAnnualReturnYear10	7.70%
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund) | Class ADV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.17%	[9]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	13.61%
10 Years	rr_AverageAnnualReturnYear10	10.40%
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,201
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	12.77%
10 Years	rr_AverageAnnualReturnYear10	9.57%
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%	[9]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
1 Year	rr_AverageAnnualReturnYear01	2.06%
5 Years	rr_AverageAnnualReturnYear05	13.98%
10 Years	rr_AverageAnnualReturnYear10	10.79%
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,534
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Years	rr_AverageAnnualReturnYear05	13.48%
10 Years	rr_AverageAnnualReturnYear10	10.25%
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,354
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	13.76%
10 Years	rr_AverageAnnualReturnYear10	10.62%
(John Hancock Disciplined Value Mid Cap Fund - Classes A, ADV, C, I, R2, R4 and R6) | (Disciplined Value Mid Cap Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
1 Year	rr_AverageAnnualReturnYear01	2.16%
5 Years	rr_AverageAnnualReturnYear05	14.07%
10 Years	rr_AverageAnnualReturnYear10	10.88%
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the manager as having value characteristics. A medium market capitalization issuer is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index was approximately $171 million to $28 billion as of March 31, 2016, and may change over time.

The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of factors such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. In general, the fund's investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 4 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares of the fund commenced operations on July 12, 2010. Because Class R1, Class R3, and Class R5 shares of the fund had not commenced operations as of the date of this prospectus, the returns are those of Investor Shares of Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) (through July 12, 2010), and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R3, and Class R5 shares, as applicable. Returns for Class R1, Class R3, and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class R1 shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class R1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –3.83%. Best quarter: Q2 '09, 15.19% Worst quarter: Q4 '08, –24.81%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class R1 shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes would vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
5 Years	rr_AverageAnnualReturnYear05	11.25%
10 Years	rr_AverageAnnualReturnYear10	7.61%
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[11]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%	[11]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.31%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,813
Annual Return 2006	rr_AnnualReturn2006	0.18%
Annual Return 2007	rr_AnnualReturn2007	(9.94%)
Annual Return 2008	rr_AnnualReturn2008	(42.17%)
Annual Return 2009	rr_AnnualReturn2009	20.72%
Annual Return 2010	rr_AnnualReturn2010	5.35%
Annual Return 2011	rr_AnnualReturn2011	(13.77%)
Annual Return 2012	rr_AnnualReturn2012	1.25%
Annual Return 2013	rr_AnnualReturn2013	19.39%
Annual Return 2014	rr_AnnualReturn2014	(3.11%)
Annual Return 2015	rr_AnnualReturn2015	(12.82%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –3.83%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.83%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 15.19%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –24.81%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(12.82%)
5 Years	rr_AverageAnnualReturnYear05	(2.51%)
10 Years	rr_AverageAnnualReturnYear10	(5.23%)
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.07%)
5 Years	rr_AverageAnnualReturnYear05	(3.07%)
10 Years	rr_AverageAnnualReturnYear10	(6.37%)
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.19%)
5 Years	rr_AverageAnnualReturnYear05	(1.89%)
10 Years	rr_AverageAnnualReturnYear10	(7.19%)
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[11]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%	[11]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,702
1 Year	rr_AverageAnnualReturnYear01	(12.73%)
5 Years	rr_AverageAnnualReturnYear05	(2.42%)
10 Years	rr_AverageAnnualReturnYear10	(5.14%)
(John Hancock Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[11]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.06%	[11]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.11%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
1 Year	rr_AverageAnnualReturnYear01	(12.20%)
5 Years	rr_AverageAnnualReturnYear05	(1.82%)
10 Years	rr_AverageAnnualReturnYear10	(4.56%)
(John Hancock Global Shareholder Yield Fund - Classes A, B, C, I, R2 and R6) | (Global Shareholder Yield Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 22 to 23 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow.

Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the manager believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The manager seeks to produce an efficient portfolio on a risk/return basis with a dividend yield exceeding that of the MSCI World Index. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole. The stocks the manager finds attractive generally have valuations lower than the manager's perception of their fundamental value, as reflected in price-to-free cash flow, price-to-book ratios, or other stock valuation measures.

Although the fund may invest in global equity investments of any market capitalization, the fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. Additionally, the fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the manager believes such companies offer attractive opportunities.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds. The fund's investment policies are based on credit ratings at the time of purchase.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, and Class R6 shares).

A note on performance

Class A shares commenced operations on March 1, 2007. Class R6 and Class R2 shares of the fund commenced operations on September 1, 2011, and March 1, 2012, respectively. Returns prior to a class's commencement date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 or Class R6 shares, as applicable. Returns for Class R2 and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was 5.69%. Best quarter: Q3 '10, 14.41% Worst quarter: Q4 '08, –14.32%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes would vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, and Class R6 shares).
(John Hancock Global Shareholder Yield Fund - Classes A, B, C, I, R2 and R6) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05	8.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B, C, I, R2 and R6) | (Global Shareholder Yield Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 625
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,979
Annual Return 2008	rr_AnnualReturn2008	(30.49%)
Annual Return 2009	rr_AnnualReturn2009	22.98%
Annual Return 2010	rr_AnnualReturn2010	11.82%
Annual Return 2011	rr_AnnualReturn2011	5.33%
Annual Return 2012	rr_AnnualReturn2012	10.10%
Annual Return 2013	rr_AnnualReturn2013	23.54%
Annual Return 2014	rr_AnnualReturn2014	5.87%
Annual Return 2015	rr_AnnualReturn2015	(5.15%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was 5.69%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.69%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.41%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –14.32%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(9.90%)
5 Years	rr_AverageAnnualReturnYear05	6.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B, C, I, R2 and R6) | (Global Shareholder Yield Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.33%)
5 Years	rr_AverageAnnualReturnYear05	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B, C, I, R2 and R6) | (Global Shareholder Yield Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.09%)
5 Years	rr_AverageAnnualReturnYear05	5.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B, C, I, R2 and R6) | (Global Shareholder Yield Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.19%	[12]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,136
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,136
1 Year	rr_AverageAnnualReturnYear01	(10.28%)
5 Years	rr_AverageAnnualReturnYear05	6.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B, C, I, R2 and R6) | (Global Shareholder Yield Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,317
1 Year	rr_AverageAnnualReturnYear01	(6.79%)
5 Years	rr_AverageAnnualReturnYear05	6.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B, C, I, R2 and R6) | (Global Shareholder Yield Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
1 Year	rr_AverageAnnualReturnYear01	(4.92%)
5 Years	rr_AverageAnnualReturnYear05	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B, C, I, R2 and R6) | (Global Shareholder Yield Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.33%	[12]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,657
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
5 Years	rr_AverageAnnualReturnYear05	7.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock Global Shareholder Yield Fund - Classes A, B, C, I, R2 and R6) | (Global Shareholder Yield Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.08%	[12]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[14]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	486
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,082
1 Year	rr_AverageAnnualReturnYear01	(4.72%)
5 Years	rr_AverageAnnualReturnYear05	8.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 25 to 27 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The manager seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the manager believes will provide a higher return than the MSCI EAFE Index. Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The manager determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy. The manager does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark. In selecting securities for the fund, the manager uses a combination of investment methods to identify securities that the manager believes have positive return potential relative to other securities in the fund's investment universe. The manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process, and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency.

As a substitute for direct investments in equities, the manager may use exchange-traded and over-the-counter derivatives. The manager also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R suite).

A note on performance

Class A, Class B, Class C, Class I, and Class R1 shares of the fund commenced operations on June 12, 2006; Class R3, Class R4, and Class R5 shares commenced operations on May 22, 2009; Class R6 shares commenced operations on September 1, 2011; and Class R2 shares commenced operations on March 1, 2012. Class III shares of GMO International Disciplined Equity Fund (the predecessor fund) commenced operations on September 16, 2005. Returns prior to the commencement date of Class A, Class B, Class C, Class I, and Class R1 shares are those of the predecessor fund's Class III shares that have been recalculated to apply the gross fees and expenses of Class A, Class B, Class C, Class I, and Class R1 shares, as applicable. Returns prior to the commencement date of Class R2, Class R3, Class R4, Class R5, and Class R6 shares are those of the predecessor fund's Class III shares (through June 12, 2006) and the fund's Class A shares (after June 12, 2006) that, in each case, have been recalculated to apply the gross fees and expenses of Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable. Returns for Class R2, Class R3, Class R4, Class R5, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.29%. Best quarter: Q2 '09, 20.69% Worst quarter: Q3 '11, –19.65%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes would vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R suite).
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	3.50%
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.22%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 633
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	917
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,084
Annual Return 2006	rr_AnnualReturn2006	24.14%
Annual Return 2007	rr_AnnualReturn2007	10.97%
Annual Return 2008	rr_AnnualReturn2008	(39.21%)
Annual Return 2009	rr_AnnualReturn2009	18.20%
Annual Return 2010	rr_AnnualReturn2010	9.11%
Annual Return 2011	rr_AnnualReturn2011	(10.52%)
Annual Return 2012	rr_AnnualReturn2012	13.93%
Annual Return 2013	rr_AnnualReturn2013	24.61%
Annual Return 2014	rr_AnnualReturn2014	(6.94%)
Annual Return 2015	rr_AnnualReturn2015	(5.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.29%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.29%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.69%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, –19.65%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	(9.74%)
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	1.43%
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(10.00%)
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	0.73%
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.12%)
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	1.22%
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.22%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 712
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,242
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,242
1 Year	rr_AverageAnnualReturnYear01	(10.39%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	1.20%
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.22%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,421
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	1.21%
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.20%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
1 Year	rr_AverageAnnualReturnYear01	(4.67%)
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.39%
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class R1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.36%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,041
1 Year	rr_AverageAnnualReturnYear01	(5.35%)
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	1.65%
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.36%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,768
1 Year	rr_AverageAnnualReturnYear01	(5.12%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	1.13%
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class R3
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,933
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	(2.34%)
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[16]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,593
1 Year	rr_AverageAnnualReturnYear01	(4.91%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	(2.02%)
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class R5
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
1 Year	rr_AverageAnnualReturnYear01	(4.69%)
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	(1.75%)
(John Hancock International Core Fund - Classes A, B, C, I, R1, R2, R3, R4, R5 and R6) | (International Core Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.11%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	540
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,200
1 Year	rr_AverageAnnualReturnYear01	(4.55%)
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	2.54%
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 22 to 24 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments.

The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.

The manager's investment process generally begins with the broad universe of securities included in international equity indices. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. "Free cash flow" is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. The MSCI EAFE Index and the MSCI EAFE Growth Index show how the fund's performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6 shares).

A note on performance

Class A shares commenced operations on June 12, 2006. Class R2, Class R4, and Class R6 shares commenced operations on March 27, 2015. Returns prior the commencement date of Class R2, Class R4, and Class R6 shares are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.55%. Best quarter: Q3 '10, 17.66% Worst quarter: Q3 '08, –19.36%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes would vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6 shares).
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | MSCI ACWI ex-US Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.91%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.21%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 631
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	910
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,211
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,062
Annual Return 2007	rr_AnnualReturn2007	11.83%
Annual Return 2008	rr_AnnualReturn2008	(37.48%)
Annual Return 2009	rr_AnnualReturn2009	21.08%
Annual Return 2010	rr_AnnualReturn2010	13.23%
Annual Return 2011	rr_AnnualReturn2011	(8.61%)
Annual Return 2012	rr_AnnualReturn2012	19.45%
Annual Return 2013	rr_AnnualReturn2013	21.91%
Annual Return 2014	rr_AnnualReturn2014	1.27%
Annual Return 2015	rr_AnnualReturn2015	7.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.55%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.55%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.66%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, –19.36%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	6.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.21%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,219
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	647
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,112
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,219
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.21%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	647
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,112
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	647
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,112
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,398
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	6.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.19%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
1 Year	rr_AverageAnnualReturnYear01	7.45%
5 Years	rr_AverageAnnualReturnYear05	7.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.10%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.35%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	796
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,745
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years	rr_AverageAnnualReturnYear05	7.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.10%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[17],[18]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,569
1 Year	rr_AverageAnnualReturnYear01	7.15%
5 Years	rr_AverageAnnualReturnYear05	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Growth Fund - Classes A, B, C, I, R2, R4 and R6) | (International Growth Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.10%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.10%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,176
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	7.70%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 20 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The manager assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the manager selects stocks of companies that appear to be undervalued relative to the manager's view of their real worth or future prospects. Specifically, the manager looks for non-U.S. companies that have some or all of the following attributes: (i) positive free cash flow; (ii) corporate restructuring or management changes; (iii) increasing market share or new product development; (iv) low valuation relative to their industry sector; (v) relatively flat or increasing earnings estimate revisions; (vi) sufficient analysts' coverage and liquidity; and (vii) other positive catalysts for change. The manager uses computer models and fundamental research in stock selection. In attempting to outperform the MSCI World ex-USA Index, the manager focuses on stock selection rather than country allocation. Therefore, the fund's country allocation will often differ from that of the MSCI World ex-USA Index. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts and futures contracts. Foreign currency forward contracts and futures contracts generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6).

A note on performance

Class A and Class I shares commenced operations on February 14, 2011; Class C shares commenced operations on August 28, 2014; Class R2, Class R4, and Class R6 shares commenced operations on July 2, 2013. Returns prior to the commencement date of Class A and Class I shares are those of Optique International Value Fund (the predecessor fund). Returns prior to the commencement date of Class C, Class R2, Class R4, and Class R6 shares are those of the predecessor fund (through February 14, 2011) and the fund's Class A shares (after February 14, 2011) that have been recalculated to apply the gross fees and expenses of Class C, Class R2, Class R4, and Class R6 shares. Returns for Class C, Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.57%. Best quarter: Q2 '09, 29.35% Worst quarter: Q4 '08, -22.31%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes would vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6).
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund) | MSCI World ex–USA Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	3.41%
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund) | MSCI World ex–USA Value Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.20%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.56%
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.22%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 631
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,043
Annual Return 2006	rr_AnnualReturn2006	25.65%
Annual Return 2007	rr_AnnualReturn2007	6.30%
Annual Return 2008	rr_AnnualReturn2008	(43.63%)
Annual Return 2009	rr_AnnualReturn2009	38.29%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Annual Return 2011	rr_AnnualReturn2011	(13.29%)
Annual Return 2012	rr_AnnualReturn2012	17.41%
Annual Return 2013	rr_AnnualReturn2013	14.47%
Annual Return 2014	rr_AnnualReturn2014	(4.34%)
Annual Return 2015	rr_AnnualReturn2015	(3.58%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.57%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.57%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.35%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.31%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(8.40%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	1.97%
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.19%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	(0.38%)
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.93%)
5 Years	rr_AverageAnnualReturnYear05	0.26%
10 Years	rr_AverageAnnualReturnYear10	1.18%
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.22%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,431
1 Year	rr_AverageAnnualReturnYear01	(5.32%)
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	1.78%
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.20%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
1 Year	rr_AverageAnnualReturnYear01	(3.28%)
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	2.66%
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.36%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	2.43%
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,604
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	2.69%
(John Hancock International Value Equity Fund - Classes A, C, I, R2, R4 and R6) | (International Value Equity Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.11%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.11%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,211
1 Year	rr_AverageAnnualReturnYear01	(3.19%)
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	2.97%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 22 to 23 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs), that attempt to replicate small-cap indexes. The market capitalization range of the Russell 2000 Index was approximately $10 million to $6 billion as of March 31, 2016, and may change over time. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The manager employs a relative value philosophy to analyze and select investments that have attractive valuations and potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The manager believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by quantifiable catalysts that generally are unrecognized.

The manager attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. However, the fund may focus its investments in a particular sector or sectors of the economy. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small company risk. Small companies are generally less established and may be more volatile than larger companies. Small-capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class ADV, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares).

A note on performance

Class A shares of the fund commenced operations on December 14, 2009. Class R1, Class R3, Class R4, and Class R5 shares of the fund commenced operations on April 30, 2010. Class R2 and Class R6 shares of the fund commenced operations on March 1, 2012 and September 1, 2011, respectively. Returns shown prior to December 14, 2009 are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009). Returns shown prior to the commencement date of Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares are those of the fund's Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –1.39%. Best quarter: Q3 '09, 17.14% Worst quarter: Q3 '11, –21.53%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes would vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class ADV, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares).
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.29%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.29%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,186
Annual Return 2006	rr_AnnualReturn2006	20.39%
Annual Return 2007	rr_AnnualReturn2007	0.35%
Annual Return 2008	rr_AnnualReturn2008	(28.63%)
Annual Return 2009	rr_AnnualReturn2009	23.88%
Annual Return 2010	rr_AnnualReturn2010	23.79%
Annual Return 2011	rr_AnnualReturn2011	(5.17%)
Annual Return 2012	rr_AnnualReturn2012	10.29%
Annual Return 2013	rr_AnnualReturn2013	34.74%
Annual Return 2014	rr_AnnualReturn2014	4.98%
Annual Return 2015	rr_AnnualReturn2015	(1.18%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –1.39%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.39%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.14%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.14%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, –21.53%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	(6.12%)
5 Years	rr_AverageAnnualReturnYear05	6.79%
10 Years	rr_AverageAnnualReturnYear10	6.27%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.64%)
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	5.19%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	4.85%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class ADV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.29%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.29%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,716
1 Year	rr_AverageAnnualReturnYear01	(1.09%)
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	6.79%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.27%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.27%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	640
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,417
1 Year	rr_AverageAnnualReturnYear01	(0.89%)
5 Years	rr_AverageAnnualReturnYear05	8.27%
10 Years	rr_AverageAnnualReturnYear10	7.18%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class R1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.43%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	988
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,145
1 Year	rr_AverageAnnualReturnYear01	(1.58%)
5 Years	rr_AverageAnnualReturnYear05	7.52%
10 Years	rr_AverageAnnualReturnYear10	6.40%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.43%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	858
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,876
1 Year	rr_AverageAnnualReturnYear01	(1.32%)
5 Years	rr_AverageAnnualReturnYear05	7.41%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class R3
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.33%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	936
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,038
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	6.51%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.28%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[21],[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	769
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,702
1 Year	rr_AverageAnnualReturnYear01	(1.05%)
5 Years	rr_AverageAnnualReturnYear05	8.03%
10 Years	rr_AverageAnnualReturnYear10	6.86%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class R5
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.23%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	619
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,372
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	7.15%
(John Hancock Small Company Fund - Classes A, ADV, I, R1, R2, R3, R4, R5 and R6) | (Small Company Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.18%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,315
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	8.35%
10 Years	rr_AverageAnnualReturnYear10	7.25%
(John Hancock Strategic Growth Fund - Classes A, C, I, R2, R4 and R6) | (Strategic Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 20 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the manager defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $171 million to $597 billion as of March 31, 2016, and may change over time. The fund may invest in any sector, and at times may emphasize one or more particular sectors. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The manager's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The manager employs a five-step research approach that encompasses: (i) industry group analysis; (ii) company history and financial analysis; (iii) earnings growth sustainability analysis; (iv) identification of catalysts for improvement of the business; and (v) comparisons of earnings estimates. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6).

A note on performance

Class A shares commenced operations on December 19, 2011. Class R2, Class R4, and Class R6 shares of the fund commenced operations on March 27, 2015. Returns prior to that date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –1.41%. Best quarter: Q1 '12, 18.79% Worst quarter: Q3 '15, –6.56%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes would vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6).
(John Hancock Strategic Growth Fund - Classes A, C, I, R2, R4 and R6) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	17.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A, C, I, R2, R4 and R6) | (Strategic Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[23]
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.18%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 608
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	838
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,086
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,795
Annual Return 2012	rr_AnnualReturn2012	14.80%
Annual Return 2013	rr_AnnualReturn2013	36.74%
Annual Return 2014	rr_AnnualReturn2014	10.64%
Annual Return 2015	rr_AnnualReturn2015	4.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –1.41%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.41%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.79%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '15, –6.56%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	(1.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A, C, I, R2, R4 and R6) | (Strategic Growth Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A, C, I, R2, R4 and R6) | (Strategic Growth Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	11.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A, C, I, R2, R4 and R6) | (Strategic Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.18%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,190
1 Year	rr_AverageAnnualReturnYear01	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	16.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A, C, I, R2, R4 and R6) | (Strategic Growth Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.16%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	16.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A, C, I, R2, R4 and R6) | (Strategic Growth Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.32%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
1 Year	rr_AverageAnnualReturnYear01	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	16.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A, C, I, R2, R4 and R6) | (Strategic Growth Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[6],[13]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[24]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,343
1 Year	rr_AverageAnnualReturnYear01	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	16.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Strategic Growth Fund - Classes A, C, I, R2, R4 and R6) | (Strategic Growth Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none	[6]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%	[6]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.07%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[25]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 940
1 Year	rr_AverageAnnualReturnYear01	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	16.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Core High Yield Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range. The fund's investment policies are based on credit ratings at the time of purchase. The fund will invest in high-yield securities that offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk.

The manager uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The manager may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. There is no limit on the fund's average maturity. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans (including loan participations). Some bank loans may be illiquid. No more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's, S&P, and its unrated equivalents. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 36 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, credit default swaps, and interest-rate swaps. Futures contracts and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Class NAV shares of the fund commenced operations as of August 28, 2014. The returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was 1.85%. Best quarter: Q1 '12, 6.54% Worst quarter: Q3 '15, –6.64%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Core High Yield Fund) | Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	10.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Core High Yield Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.63%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.09%	[26]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
Annual Return 2010	rr_AnnualReturn2010	21.19%
Annual Return 2011	rr_AnnualReturn2011	7.15%
Annual Return 2012	rr_AnnualReturn2012	15.93%
Annual Return 2013	rr_AnnualReturn2013	8.86%
Annual Return 2014	rr_AnnualReturn2014	1.13%
Annual Return 2015	rr_AnnualReturn2015	(6.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was 1.85%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.85%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 6.54%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '15, –6.64%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	(6.73%)
5 Years	rr_AverageAnnualReturnYear05	4.99%
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Core High Yield Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.63%)
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Core High Yield Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.70%)
5 Years	rr_AverageAnnualReturnYear05	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies , earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 36 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Russell 1000 Value Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –0.35%. Best quarter: Q1 '12, 14.29% Worst quarter: Q3 '11, –17.04%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	15.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
5 Years	rr_AverageAnnualReturnYear05	11.27%
Since Inception	rr_AverageAnnualReturnSinceInception	14.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.66%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2010	rr_AnnualReturn2010	13.17%
Annual Return 2011	rr_AnnualReturn2011	0.49%
Annual Return 2012	rr_AnnualReturn2012	20.05%
Annual Return 2013	rr_AnnualReturn2013	36.07%
Annual Return 2014	rr_AnnualReturn2014	11.10%
Annual Return 2015	rr_AnnualReturn2015	(4.87%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –0.35%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.35%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 14.29%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.29%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, –17.04%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.04%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	(4.87%)
5 Years	rr_AverageAnnualReturnYear05	11.65%
Since Inception	rr_AverageAnnualReturnSinceInception	14.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.22%)
5 Years	rr_AverageAnnualReturnYear05	10.22%
Since Inception	rr_AverageAnnualReturnSinceInception	13.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
5 Years	rr_AverageAnnualReturnYear05	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	11.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the manager as having value characteristics. A medium market capitalization issuer is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index was approximately $171 million to $28 billion as of March 31, 2016, and may change over time.

The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of factors such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. In general, the fund's investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 36 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on July 12, 2010. Because Class NAV shares of the fund had not commenced operations as of the date of this prospectus, returns are those of Investor Shares of Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) (through July 12, 2010), and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was 0%. Best quarter: Q2 '09, 19.76% Worst quarter: Q4 '08, –21.81%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
5 Years	rr_AverageAnnualReturnYear05	11.25%
10 Years	rr_AverageAnnualReturnYear10	7.61%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.71%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.04%	[27]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2006	rr_AnnualReturn2006	17.27%
Annual Return 2007	rr_AnnualReturn2007	5.56%
Annual Return 2008	rr_AnnualReturn2008	(32.22%)
Annual Return 2009	rr_AnnualReturn2009	41.40%
Annual Return 2010	rr_AnnualReturn2010	23.61%
Annual Return 2011	rr_AnnualReturn2011	0.92%
Annual Return 2012	rr_AnnualReturn2012	18.60%
Annual Return 2013	rr_AnnualReturn2013	39.77%
Annual Return 2014	rr_AnnualReturn2014	13.47%
Annual Return 2015	rr_AnnualReturn2015	2.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was 0%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.76%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –21.81%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.81%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	14.19%
10 Years	rr_AverageAnnualReturnYear10	11.03%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Years	rr_AverageAnnualReturnYear05	13.54%
10 Years	rr_AverageAnnualReturnYear10	9.71%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	11.34%
10 Years	rr_AverageAnnualReturnYear10	8.69%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Global Shareholder Yield Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow.

Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the manager believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The manager seeks to produce an efficient portfolio on a risk/return basis with a dividend yield exceeding that of the MSCI World Index. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole. The stocks the manager finds attractive generally have valuations lower than the manager's perception of their fundamental value, as reflected in price-to-free cash flow, price-to-book ratios, or other stock valuation measures.

Although the fund may invest in global equity investments of any market capitalization, the fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. Additionally, the fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the manager believes such companies offer attractive opportunities.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds. The fund's investment policies are based on credit ratings at the time of purchase.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 36 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was 5.88%. Best quarter: Q3 '10, 14.53% Worst quarter: Q3 '11, –10.02%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05	8.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
Annual Return 2009	rr_AnnualReturn2009	23.57%
Annual Return 2010	rr_AnnualReturn2010	12.51%
Annual Return 2011	rr_AnnualReturn2011	5.77%
Annual Return 2012	rr_AnnualReturn2012	10.74%
Annual Return 2013	rr_AnnualReturn2013	24.07%
Annual Return 2014	rr_AnnualReturn2014	6.43%
Annual Return 2015	rr_AnnualReturn2015	(4.81%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was 5.88%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.88%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.53%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, –10.02%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.02%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	8.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.21%)
5 Years	rr_AverageAnnualReturnYear05	5.98%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Core Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The manager seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the manager believes will provide a higher return than the MSCI EAFE Index. Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The manager determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy. The manager does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark. In selecting securities for the fund, the manager uses a combination of investment methods to identify securities that the manager believes have positive return potential relative to other securities in the fund's investment universe. The manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process, and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency.

As a substitute for direct investments in equities, the manager may use exchange-traded and over-the-counter derivatives. The manager also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 36 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.18%. Best quarter: Q2 '09, 20.90% Worst quarter: Q3 '11, –19.57%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Core Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.87%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.09%	[26]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Annual Return 2007	rr_AnnualReturn2007	11.45%
Annual Return 2008	rr_AnnualReturn2008	(38.84%)
Annual Return 2009	rr_AnnualReturn2009	18.96%
Annual Return 2010	rr_AnnualReturn2010	9.74%
Annual Return 2011	rr_AnnualReturn2011	(10.02%)
Annual Return 2012	rr_AnnualReturn2012	14.65%
Annual Return 2013	rr_AnnualReturn2013	25.13%
Annual Return 2014	rr_AnnualReturn2014	(6.52%)
Annual Return 2015	rr_AnnualReturn2015	(4.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.18%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.18%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.90%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, –19.57%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	(4.56%)
5 Years	rr_AverageAnnualReturnYear05	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Core Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.43%)
5 Years	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Core Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments.

The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.

The manager's investment process generally begins with the broad universe of securities included in international equity indices. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. "Free cash flow" is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 36 of the prospectus.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI EAFE Index and the MSCI EAFE Growth Index show how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Class NAV shares of the fund commenced operations as of June 2, 2015. Returns shown prior to Class NAV's commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.46%. Best quarter: Q3 '10, 17.66% Worst quarter: Q3 '08, –19.36%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Growth Fund) | MSCI AC World ex–USA Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.91%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Growth Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,155
Annual Return 2007	rr_AnnualReturn2007	11.83%
Annual Return 2008	rr_AnnualReturn2008	(37.48%)
Annual Return 2009	rr_AnnualReturn2009	21.08%
Annual Return 2010	rr_AnnualReturn2010	13.23%
Annual Return 2011	rr_AnnualReturn2011	(8.61%)
Annual Return 2012	rr_AnnualReturn2012	19.45%
Annual Return 2013	rr_AnnualReturn2013	21.91%
Annual Return 2014	rr_AnnualReturn2014	1.27%
Annual Return 2015	rr_AnnualReturn2015	7.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.46%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.46%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.66%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, –19.36%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	7.34%
5 Years	rr_AverageAnnualReturnYear05	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Growth Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.09%
5 Years	rr_AverageAnnualReturnYear05	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Growth Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.15%
5 Years	rr_AverageAnnualReturnYear05	6.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Value Equity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The manager assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the manager selects stocks of companies that appear to be undervalued relative to the manager's view of their real worth or future prospects. Specifically, the manager looks for non-U.S. companies that have some or all of the following attributes: (i) positive free cash flow; (ii) corporate restructuring or management changes; (iii) increasing market share or new product development; (iv) low valuation relative to their industry sector; (v) relatively flat or increasing earnings estimate revisions; (vi) sufficient analysts' coverage and liquidity; and (vii) other positive catalysts for change. The manager uses computer models and fundamental research in stock selection. In attempting to outperform the MSCI World ex-USA Index, the manager focuses on stock selection rather than country allocation. Therefore, the fund's country allocation will often differ from that of the MSCI World ex-USA Index. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 36 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts and futures contracts. Foreign currency forward contracts and futures contracts generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class NAV shares of the fund commenced operations on December 16, 2011. The returns prior to that date are those of Optique International Value Fund's (predecessor fund) Class A shares (through February 11, 2011), and the fund's Class A shares (from inception, February 14, 2011) that in each case have been recalculated to apply the gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.57%. Best quarter: Q2 '09, 29.56% Worst quarter: Q4 '08, -22.23%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Value Equity Fund) | MSCI World ex–USA Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	3.41%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Value Equity Fund) | MSCI World ex–USA Value Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.20%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.56%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Value Equity Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.09%	[26]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
Annual Return 2006	rr_AnnualReturn2006	25.94%
Annual Return 2007	rr_AnnualReturn2007	6.53%
Annual Return 2008	rr_AnnualReturn2008	(43.41%)
Annual Return 2009	rr_AnnualReturn2009	39.22%
Annual Return 2010	rr_AnnualReturn2010	15.18%
Annual Return 2011	rr_AnnualReturn2011	(12.69%)
Annual Return 2012	rr_AnnualReturn2012	17.85%
Annual Return 2013	rr_AnnualReturn2013	15.21%
Annual Return 2014	rr_AnnualReturn2014	(3.95%)
Annual Return 2015	rr_AnnualReturn2015	(3.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.57%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.57%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.56%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.23%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(3.06%)
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	3.00%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Value Equity Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	0.38%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (International Value Equity Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.26%)
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	1.77%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Small Company Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs), that attempt to replicate small-cap indexes. The market capitalization range of the Russell 2000 Index was approximately $10 million to $6 billion as of March 31, 2016, and may change over time. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The manager employs a relative value philosophy to analyze and select investments that have attractive valuations and potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The manager believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by quantifiable catalysts that generally are unrecognized.

The manager attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. However, the fund may focus its investments in a particular sector or sectors of the economy. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 36 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small company risk. Small companies are generally less established and may be more volatile than larger companies. Small-capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Because Class NAV shares of the fund had not commenced operations as of the date of this prospectus, the returns are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009) and the fund's Class A shares (from inception, December 14, 2009) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –1.27%. Best quarter: Q4 '11, 16.91% Worst quarter: Q4 '08, –19.63%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Small Company Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.16%	[27]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Annual Return 2006	rr_AnnualReturn2006	20.96%
Annual Return 2007	rr_AnnualReturn2007	0.83%
Annual Return 2008	rr_AnnualReturn2008	(28.29%)
Annual Return 2009	rr_AnnualReturn2009	24.48%
Annual Return 2010	rr_AnnualReturn2010	24.38%
Annual Return 2011	rr_AnnualReturn2011	(4.87%)
Annual Return 2012	rr_AnnualReturn2012	10.64%
Annual Return 2013	rr_AnnualReturn2013	35.38%
Annual Return 2014	rr_AnnualReturn2014	5.49%
Annual Return 2015	rr_AnnualReturn2015	(0.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –1.27%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.27%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q4 '11, 16.91%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –19.63%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
5 Years	rr_AverageAnnualReturnYear05	8.34%
10 Years	rr_AverageAnnualReturnYear10	7.29%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Small Company Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
5 Years	rr_AverageAnnualReturnYear05	7.38%
10 Years	rr_AverageAnnualReturnYear10	6.20%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Small Company Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	5.70%
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Strategic Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the manager defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $171 million to $597 billion as of March 31, 2016, and may change over time. The fund may invest in any sector, and at times may emphasize one or more particular sectors. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The manager's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The manager employs a five-step research approach that encompasses: (i) industry group analysis; (ii) company history and financial analysis; (iii) earnings growth sustainability analysis; (iv) identification of catalysts for improvement of the business; and (v) comparisons of earnings estimates. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 36 of the prospectus.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –1.34%. Best quarter: Q1 '12, 18.98% Worst quarter: Q3 '15, –6.44%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	17.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Strategic Growth Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.69%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2012	rr_AnnualReturn2012	15.44%
Annual Return 2013	rr_AnnualReturn2013	37.42%
Annual Return 2014	rr_AnnualReturn2014	11.26%
Annual Return 2015	rr_AnnualReturn2015	4.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –1.34%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.34%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.98%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '15, –6.44%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.44%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	17.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Strategic Growth Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Equity, Fixed Income and International Funds - Class NAV) | (Strategic Growth Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.37%
Since Inception	rr_AverageAnnualReturnSinceInception	13.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies , earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 12 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Russell 1000 Value Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Because Class 1 shares of the fund had not commenced operations as of the date of this prospectus, the returns are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class 1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –0.35%. Best quarter: Q2 '09, 18.20% Worst quarter: Q4 '08, –20.51%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
5 Years	rr_AverageAnnualReturnYear05	11.27%
10 Years	rr_AverageAnnualReturnYear10	6.16%
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund) | Class 1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.04%	[28]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2006	rr_AnnualReturn2006	19.62%
Annual Return 2007	rr_AnnualReturn2007	4.42%
Annual Return 2008	rr_AnnualReturn2008	(33.12%)
Annual Return 2009	rr_AnnualReturn2009	26.66%
Annual Return 2010	rr_AnnualReturn2010	13.03%
Annual Return 2011	rr_AnnualReturn2011	0.45%
Annual Return 2012	rr_AnnualReturn2012	20.06%
Annual Return 2013	rr_AnnualReturn2013	36.05%
Annual Return 2014	rr_AnnualReturn2014	11.04%
Annual Return 2015	rr_AnnualReturn2015	(4.82%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –0.35%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.35%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.20%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, –20.51%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	11.64%
10 Years	rr_AverageAnnualReturnYear10	7.57%
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund) | Class 1 | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.77%)
5 Years	rr_AverageAnnualReturnYear05	10.64%
10 Years	rr_AverageAnnualReturnYear10	6.61%
(John Hancock Equity and International Funds - Class 1) | (Disciplined Value Fund) | Class 1 | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
5 Years	rr_AverageAnnualReturnYear05	9.26%
10 Years	rr_AverageAnnualReturnYear10	6.02%
(John Hancock Equity and International Funds - Class 1) | (International Core Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The manager seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the manager believes will provide a higher return than the MSCI EAFE Index. Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The manager determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy. The manager does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark. In selecting securities for the fund, the manager uses a combination of investment methods to identify securities that the manager believes have positive return potential relative to other securities in the fund's investment universe. The manager also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process, and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency.

As a substitute for direct investments in equities, the manager may use exchange-traded and over-the-counter derivatives. The manager also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 12 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class 1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.18%. Best quarter: Q2 '09, 20.89% Worst quarter: Q3 '11, –19.56%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity and International Funds - Class 1) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(John Hancock Equity and International Funds - Class 1) | (International Core Fund) | Class 1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.09%	[29]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2007	rr_AnnualReturn2007	11.42%
Annual Return 2008	rr_AnnualReturn2008	(38.88%)
Annual Return 2009	rr_AnnualReturn2009	18.95%
Annual Return 2010	rr_AnnualReturn2010	9.65%
Annual Return 2011	rr_AnnualReturn2011	(10.04%)
Annual Return 2012	rr_AnnualReturn2012	14.59%
Annual Return 2013	rr_AnnualReturn2013	25.12%
Annual Return 2014	rr_AnnualReturn2014	(6.59%)
Annual Return 2015	rr_AnnualReturn2015	(4.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.18%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.18%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.89%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, –19.56%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	(4.60%)
5 Years	rr_AverageAnnualReturnYear05	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(John Hancock Equity and International Funds - Class 1) | (International Core Fund) | Class 1 | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.45%)
5 Years	rr_AverageAnnualReturnYear05	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(John Hancock Equity and International Funds - Class 1) | (International Core Fund) | Class 1 | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments.

The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.

The manager's investment process generally begins with the broad universe of securities included in international equity indices. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. "Free cash flow" is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 12 of the prospectus.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI EAFE Index and the MSCI EAFE Growth Index show how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class 1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.46%. Best quarter: Q3 '10, 17.79% Worst quarter: Q3 '08, –19.27%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | MSCI ACWI ex–US Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.91%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | Class 1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.86%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.08%	[29]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Annual Return 2007	rr_AnnualReturn2007	12.25%
Annual Return 2008	rr_AnnualReturn2008	(37.19%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	13.74%
Annual Return 2011	rr_AnnualReturn2011	(8.22%)
Annual Return 2012	rr_AnnualReturn2012	20.00%
Annual Return 2013	rr_AnnualReturn2013	22.45%
Annual Return 2014	rr_AnnualReturn2014	1.68%
Annual Return 2015	rr_AnnualReturn2015	7.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2016, was –2.46%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.46%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.79%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, –19.27%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	7.52%
5 Years	rr_AverageAnnualReturnYear05	8.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | Class 1 | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.29%
5 Years	rr_AverageAnnualReturnYear05	6.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(John Hancock Equity and International Funds - Class 1) | (International Growth Fund) | Class 1 | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.25%
5 Years	rr_AverageAnnualReturnYear05	5.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Service plan fee" has been restated to reflect maximum allowable fees.
[4]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on August 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on August 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[7]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[8]	The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[9]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[10]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[11]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[12]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[13]	"Service plan fee" has been restated to reflect maximum allowable fees.
[14]	The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[15]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of Class A shares exceed 1.38% of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of Class A shares" means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. Each agreement expires on August 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[16]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on August 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[17]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class B, Class C, Class R2, and Class R4 shares, as applicable, exceed 1.35%, 2.05%, 2.05%, 1.45%, and 1.20%, respectively, of average annual net assets (on an annualized basis) attributable to the applicable class. For purposes of this agreement, "expenses of Class A, Class B, Class C, Class R2, and Class R4 shares" means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. Each agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[18]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[19]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[20]	The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[21]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class ADV, Class I, Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable, exceed 1.43%, 1.34%, 1.13%, 1.80%, 1.55%, 1.70%, 1.30%, and 1.10%, respectively, of average annual net assets (on an annualized basis) attributable to the applicable class. For purposes of this agreement, "expenses of Class A, Class ADV, Class I, Class R1, Class R2, Class R3, Class R4, and Class R5 shares" means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. Each agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[22]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[23]	"Rule 12b-1 fees" have been restated to reflect the contractual Rule 12b-1 fee schedule effective December 10, 2015.
[24]	The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees of 0.15%. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[25]	The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[26]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[27]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[28]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
[29]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.